FEDERATED MDT EQUITY TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 9, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED MDT EQUITY TRUST (“Trust” or “Registrant”)
Federated MDT Large Cap Value Fund (“Fund”)

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Trust.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered in connection with the proposed Agreements and Plans of Reorganization pursuant to which the Fund would first acquire all of the assets of an existing fund by the same name, the Federated MDT Large Cap Value Fund (“FMLCV”) (subject to the stated liabilities accrued and reflected in the books and records and net asset value of FMLCV) and then acquire all or substantially all of the assets of the Federated Clover Value Fund, a portfolio of Federated Equity Funds, exchange for shares of the Fund.

On May 31, 2017, the Registrant also filed an initial Registration Statement on Form N-1A with respect to both the Trust and the Fund pursuant to the 1933 Act and the Investment Company Act of 1940, as amended (“1940 Act”). The Registrant has received written comments from the Staff and intends to respond to such comments in correspondence and through the filing of a pre-effective amendment. The Registrant intends for such Registration Statement on Form N-1A to become effective on or about August 31, 2017 and prior to the effectiveness of the Registration Statement on Form N-14 herein discussed. Any comments received with respect to either Registration Statement will be incorporated into the other, to the extent appropriate.

In connection with the review of this filing by Staff of the Securities and Exchange Commission (the “Staff”), the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-1165.

Very truly yours,

/s/ Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures